Note Transfers of financial assets and servicing rights (Key economic assumptions used to estimate the fair value of MSRs derived from sales and securitizations of mortgage loans performed by the banking subsidiaries) (Detail) - Residential Mortgage - Originated MSRs - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of servicing rights	$ 98,648	$ 110,534
Weighted average life	7 years 4 months	11 years 8 months
Weighted average prepayment speed (annual rate)	6.00%	8.60%
Impact on fair value of 10% adverse change	$ (2,488)	$ (4,089)
Impact on fair value of 20% adverse change	$ (5,241)	$ (7,995)
Weighted average discount rate (annual rate)	11.50%	11.50%
Impact on fair value of 10% adverse change	$ (4,083)	$ (4,492)
Impact on fair value of 20% adverse change	$ (8,206)	$ (8,701)